Schedule II. - Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2012
Schedule II. - Valuation and Qualifying Accounts and Reserves

Schedule II. – Valuation and Qualifying Accounts and Reserves

For the Three Years Ended March 31, 2010, 2011 and 2012

	(Millions of Yen)
		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions(2)(3)	Translation adjustments	Balance at end of period
For the year ended March 31, 2010:
Allowance for doubtful receivables(1):
Trade receivables	21,499	1,644	—	(5,637)	(598)	16,908
Finance receivables	11,526	5,566	—	(5,130)	(43)	11,919
Deferred tax assets valuation allowance	22,910	11,678	—	(3,268)	(1,128)	30,192
For the year ended March 31, 2011:
Allowance for doubtful receivables(1):
Trade receivables	16,908	3,111	—	(2,472)	(783)	16,764
Finance receivables	11,919	3,132	—	(2,596)	(156)	12,299
Deferred tax assets valuation allowance	30,192	11,164	—	(1,185)	(3,037)	37,134
For the year ended March 31, 2012:
Allowance for doubtful receivables(1):
Trade receivables	16,764	1,528	—	(1,485)	(427)	16,380
Finance receivables	12,299	(656)	—	(1,319)	(105)	10,219
Deferred tax assets valuation allowance	37,134	11,860	—	(6,300)	(141)	42,553

Notes:

(1)	See Note 2(g) to Consolidated Financial Statements.
(2)	Receivables - Write-offs
(3)	Deferred tax - Realization of tax benefits, removal of deferred tax assets that had valuation allowances